Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 56	$ 0	$ 156	$ 0
General and administrative expenses:
Compensation expense	(384)	(786)	(825)	(1,764)	(8,107)	(4,283)
Other	(2,486)	(625)	(2,949)	(967)	(1,636)	(1,807)
Operating loss	(2,814)	(1,411)	(3,618)	(2,731)	(9,743)	(6,090)
Other income (expense)	0	0	0	1	(3)	0
Loss from continuing operations before income taxes	(2,814)	(1,411)	(3,618)	(2,730)	(9,746)	(6,090)
Income tax provision (benefit)	0	0	0	0	0	0
Loss from continuing operations	(2,814)	(1,411)	(3,618)	(2,730)	(9,746)	(6,090)
Discontinued operations:
Loss from discontinued operations	0	(3,326)	0	(7,335)	(11,885)	(40,232)
Loss on disposal of plants		0			(24,019)	0
Income tax provision (benefit)	0	0	0	0	0	0
Loss from discontinued operations	0	(3,326)	0	(7,335)	(35,904)	(40,232)
Net Loss	(2,814)	(4,737)	(3,618)	(10,065)	(45,650)	(46,322)
Less: Net loss from continuing operations attributable to the noncontrolling interest	64	183	157	355	1,375	852
Less: Net loss from discontinued operations attributable to the noncontrolling interest	0	430	0	951	5,067	5,627
Net loss attributable to BioFuel Energy Corp. common stockholders	(2,750)	(4,124)	(3,461)	(8,759)	(39,208)	(39,843)
Amounts attributable to BioFuel Energy Corp.:
Loss from continuing operations	(2,750)	(1,228)	(3,461)	(2,375)	(8,371)	(5,238)
Loss from discontinued operations	0	(2,896)	0	(6,384)	(30,837)	(34,605)
Net loss attributable to BioFuel Energy Corp.	$ (2,750)	$ (4,124)	$ (3,461)	$ (8,759)	$ (39,208)	$ (39,843)
Basic and fully diluted loss per share attributable to BioFuel Energy Corp.:
Continuing operations (in dollars per share)	$ (0.51)	$ (0.23)	$ (0.64)	$ (0.45)	$ (1.57)	$ (1.01)
Discontinued operations (in dollars per share)	$ 0	$ (0.54)	$ 0	$ (1.20)	$ (5.77)	$ (6.64)
Total Earnings Per Share, Basic and Diluted (in dollars per share)	$ (0.51)	$ (0.77)	$ (0.64)	$ (1.65)	$ (7.34)	$ (7.65)
Weighted average shares outstanding-basic and fully diluted (in shares)	5,443	5,342	5,443	5,325	5,345	5,208